Operating Expenses - Summary of Sales and Marketing Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of sales and marketing expense [Abstract]
Personnel expenses	€ 6,976	€ 4,954	€ 133
Fees	2,480	4,447	339
Marketing, tradeshows and travel expenses	5,984	1,393	20
Others	384	487
Total sales and marketing expenses	€ 15,824	€ 11,282	€ 491